Convertible Note Payable - Schedule of Convertible Note Payable (Details) - Convertible Notes Payable [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Convertible Note Payable [Line Items]
Principal amount		$ 745,950	$ 2,556,777
Less: unamortized debt discount		(8,932)	(349,579)
Convertible note payable, net		$ 737,018	$ 2,113,773